Document and Entity Information	Mar. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001326141
Document Type	8-K
Document Period End Date	Mar. 06, 2024
Entity Registrant Name	Lazard Group LLC
Entity Incorporation State Country Code	DE
Entity File Number	333-126751
Entity Tax Identification Number	51-0278097
Entity Address, Address Line One	30 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10112
City Area Code	(212)
Local Phone Number	632-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false